Related Party Transactions (Details) ¥ in Millions	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Oct. 31, 2023 USD ($)
Related Parties [Member]
Related Party Transactions [Line Items]
Percentage of accounts receivable	67.50%	67.50%
Accounts receivable	$ 600,000
Zhongjin Kanglu [Member]
Related Party Transactions [Line Items]
Accounts receivable	4,189,813
Temporary working capital	$ 4,113,000	¥ 30.0
Zhongjin Kanglu [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Accounts receivable			$ 4,113,000